SCHEDULE OF OTHER LONG TERM ASSETS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total other long-term assets	$ 1,905,983	$ 1,905,983
Ethos Management Loan [Member]
Short-Term Debt [Line Items]
Security deposits – leased facilities	1,875,000	1,875,000
Leased Facilities [Member]
Short-Term Debt [Line Items]
Security deposits – leased facilities	$ 30,983	$ 30,983